Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss (Income)	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at Dec. 31, 2020	$ 4,907,765	$ 15,889,819	$ 84,280,397	$ (15,556,848)	$ (16,079,124)	$ 73,442,009	$ 14,497,024	$ 87,939,033
Funding for acquisition of shares under the Long-term Retention Plan					(328,500)	(328,500)		(328,500)
Dividends			(1,053,392)			(1,053,392)	(405,928)	(1,459,320)
Share cancellation	(71,057)		(1,510,290)		1,581,347
Shares repurchased					(774,073)	(774,073)		(774,073)
Sale of shares			(1,126,573)		1,900,646	774,073		774,073
Cancellation of sale of shares			505,357		(505,357)
Share-based compensation			1,066,863			1,066,863		1,066,863
Other							16,334	16,334
Comprehensive (loss) income			6,055,826	1,934,856		7,990,682	1,298,972	9,289,654
End balance of period at Dec. 31, 2021	4,836,708	15,889,819	88,218,188	(13,621,992)	(14,205,061)	81,117,662	15,406,402	96,524,064
Funding for acquisition of shares under the Long-term Retention Plan					(648,242)	(648,242)		(648,242)
Disposition of non-controlling interests of discontinued operations							(142,071)	(142,071)
Dividends			(1,053,392)			(1,053,392)		(1,053,392)
Repurchase of CPOs					(629,326)	(629,326)		(629,326)
Shares repurchased					(980,410)	(980,410)		(980,410)
Sale of shares			(3,080,729)		4,061,139	980,410		980,410
Cancellation of sale of shares			246,658		(246,658)
Share-based compensation			2,009,304			2,009,304		2,009,304
Other			1,650			1,650	(486)	1,164
Comprehensive (loss) income			44,712,180	2,798,114		47,510,294	558,110	48,068,404
End balance of period at Dec. 31, 2022	4,836,708	15,889,819	131,053,859	(10,823,878)	(12,648,558)	128,307,950	15,821,955	144,129,905
Funding for acquisition of shares under the Long-term Retention Plan					(86,000)	(86,000)		(86,000)
Dividends			(1,027,354)			(1,027,354)		(1,027,354)
Share cancellation	(113,932)		(1,339,107)		1,453,039
Repurchase of CPOs					(1,197,082)	(1,197,082)		(1,197,082)
Shares repurchased					(172,976)	(172,976)		(172,976)
Sale of shares			(692,062)		865,038	172,976		172,976
Cancellation of sale of shares			79,196		(79,196)
Share-based compensation			748,500			748,500		748,500
Comprehensive (loss) income			(8,422,730)	957,085		(7,465,645)	(429,891)	(7,895,536)
End balance of period at Dec. 31, 2023	$ 4,722,776	$ 15,889,819	$ 120,400,302	$ (9,866,793)	$ (11,865,735)	$ 119,280,369	$ 15,392,064	$ 134,672,433